Offerings - Offering: 1	Jun. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value of $0.001
Amount Registered | shares	2,426,897
Proposed Maximum Offering Price per Unit	1.24
Maximum Aggregate Offering Price	$ 3,009,352.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 415.59
Offering Note	(A) Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of common stock, par value $0.001 per share, of Tempest Therapeutics, Inc. (the "Common Stock"), that may be offered or become issuable by reason of any share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration which results in an increase in the number of outstanding Common Stock. (B) Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) under the Securities Act and based upon the average of the high and low sales prices of a Common Stock as reported on the Nasdaq Capital Market on June 18, 2026.